Schedule II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
Schedule II Valuation and Qualifying Accounts

	Balance at beginning of period	Addition- charged to income	Deduction bad debts written off	Translation adjustments and other	Balance at end of period

	(Millions of yen)
Year ended December 31, 2022:
Allowance for credit losses
Trade receivables	12,494	817	(1,167)	1,161	13,305
Lease receivables	3,791	3,769	(3,605)	1,641	5,596
Year ended December 31, 2021:
Allowance for credit losses
Trade receivables	11,645	1,857	(1,540)	532	12,494
Lease receivables	3,068	2,331	(2,157)	549	3,791
Year ended December 31, 2020:
Allowance for credit losses
Trade receivables	10,359	3,419	(1,983)	(150)	11,645
Lease receivables	2,627	2,351	(2,199)	289	3,068